PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)		Mar. 31, 2017	Mar. 31, 2016
Prepaid Expense And Other Receivables [Line Items]
Prepaid expenses and other receivables		$ 68,484	$ 87,979
Prepaid insurance		136,896	107,259
Sales taxes receivable	[1]	22,667	36,495
Prepaid Expense and Other Assets		$ 228,047	$ 231,733

[1]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.